Carrying Amount of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 2GIG [Member]	Nov. 16, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Solar [Member]	Dec. 31, 2011 Predecessor [Member] 2GIG [Member]
Variable Interest Entity [Line Items]
Cash			$ 2,507	$ 3,383		$ 3,680		$ 84	$ 1,007
Accounts receivable						5,873		2	5,042
Inventories, net						56,488		1,327	9,641
Other assets								5,086	170
Total current assets						76,908		6,499	15,860
Subscriber contract costs, net	267,004	12,753				534,013		2,007
Property and equipment, net	29,236	30,206			29,293	26,440	21,399		985
Restricted cash						1,349		1,348
Long-term investments and other assets	27,358	21,705				1,375			65
Total assets						644,980	456,286	9,854	16,910
Accounts payable and accrued liabilities								238	10,056
Total current liabilities						101,921		238
Customer deposits									6,987
Note payable to Vivint, Inc.						605,000		5,000
Total liabilities						$ 828,479		$ 5,238	$ 17,043